Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

22.          Taxation

(i)           Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)          British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii)         Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong for the years ended December 31, 2023, 2024 and 2025, respectively.

(iv)         Singapore

Subsidiaries incorporated in Singapore were subject to 17% of their taxable income.

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”)

The EIT is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the EIT Law, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. Shenzhen Xunlei, Shenzhen Onething, Xunlei Computer, Shenzhen Xunlei Wangwenhua Co., Ltd. and Hupu Information were qualified as an HNTE, and enjoyed the preferential tax rate of 15% for the year ended December 31, 2025.

The majority of the remaining subsidiaries of the Group or VIEs’ subsidiaries in the PRC were qualified for small scale entities and have been granted certain tax concessions by tax authorities in the PRC for the year ended December 31, 2025.

According to a policy issued by the PRC State Tax Bureau, enterprises engaged in research and development activities are entitled to claim a super deduction of 175% of eligible research and development expenses incurred in a year as tax deductible expenses when calculating taxable income (“Super Deduction”), effective from January 1, 2018. Furthermore, beginning October 1, 2022, the super deduction rate was increased to 200%, allowing qualified enterprises to deduct 200% of eligible research and development expenses from taxable income for expenses incurred on or after that date.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2025, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2023, 2024 and 2025.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2024 and 2025, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax expenses/(benefits) included in the consolidated statements of operations are as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Current income tax expenses	4,559	7,048	1,591
Deferred income tax benefits	(428)	(10,068)	(2,876)
Income tax expenses/(benefits)	4,131	(3,020)	(1,285)

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”) (Continued)

After the prospective adoption of ASU 2023-09 for the year ended December 31, 2025, the reconciliation of the Group’s reported income tax benefits to the theoretical tax amount that would arise using the statutory tax rate of the Company against the Group’s income before income taxes is as follows.

	Years ended December 31,
(In thousands)	2025
Income tax expenses at PRC statutory rate	261,581	25.0%
Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and the PRC	(87,680)	(8.4)%
Unrealized gains from long-term investment	(170,050)	(16.3)%
Other	(63)	—
Other tax jurisdictions	664	0.1%
Tax credits
Effect of PRC preferential tax rates	(2,301)	(0.2)%
Effect of Super Deduction	(3,227)	(0.3)%
Nontaxable or nondeductible items	(304)	—
Change in valuation allowances	7,909	0.7%
Other adjustments	(7,814)	(0.7)%
Income tax benefits	(1,285)	(0.1)%

The reconciliation of total tax expenses/(benefits) computed by applying the respective statutory income tax rates to pre-tax income is as follows:

	Years ended December 31,
(In thousands)	2023	2024
Income tax expenses/(benefits) at statutory rate of 25% (based on statutory tax rate applicable to enterprises in the PRC)	3,965	(589)
Effects of different tax rates in different jurisdictions	1,615	(209)
Non-deductible expenses	306	3,239
Effect of Super Deduction	(3,609)	(3,600)
Effect of tax holidays and tax concessions on taxable income of subsidiaries incorporated in the PRC	(5,121)	(484)
Tax benefit from investment loss in a liquidating subsidiary of the VIE	—	(9,706)
Change in valuation allowance of deferred tax assets	7,170	8,190
Others	(195)	139
Income tax expenses/(benefits)	4,131	(3,020)

22.          Taxation (Continued)

(v)          PRC Enterprise Income Tax (“EIT”) (Continued)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2024 and 2025 are as follows:

(In thousands)	December 31, 2024	December 31, 2025
Deferred tax assets:
Net operating losses carried forward	57,516	57,572
Investment loss in a liquidating subsidiary of the VIE	9,598	—
Allowance for current expected credit losses	1,201	978
Impairment of long-term equity investments	485	443
Accruals and others	1,609	2,952
Valuation allowance	(59,421)	(51,340)
Total deferred tax assets, net of valuation allowance	10,988	10,605
Set-off provisions	(460)	(522)
Deferred tax assets, net	10,528	10,083

Deferred tax liabilities:
Acquired intangible assets	(905)	(5,851)
Others	(709)	(809)
Total deferred tax liabilities	(1,614)	(6,660)
Set-off provisions	460	522
Deferred tax liabilities, net	(1,154)	(6,138)

Valuation allowance was provided for net operating loss carryforwards from certain subsidiaries, the VIEs and VIEs’ subsidiaries because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of future taxable income of those companies. Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2023	2024	2025
Beginning balance	47,223	51,868	59,421
Additions	7,406	8,487	9,323
Reversals	(236)	(297)	(1,777)
Divestment of VIE’s subsidiaries	—	—	(16,576)
Exchange difference	(2,525)	(637)	949
Ending balance	51,868	59,421	51,340

As of December 31, 2025, the accumulated net operating loss of US$9,546,000 arising from the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income. The remaining accumulated net operating loss of US$263,669,000, mainly arose from the Company’s subsidiaries, the VIEs and VIEs’ subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2026 to 2035.